TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

Transamerica Capital Growth

Transamerica International Focus

Transamerica Large Growth

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Transamerica Capital Growth

Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Capital Growth under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Morgan Stanley Investment Management Inc.
Portfolio Managers:
Dennis P. Lynch	Lead Portfolio Manager	since April 2011
Sam G. Chainani, CFA	Portfolio Manager	since April 2011
Jason C. Yeung, CFA	Portfolio Manager	since April 2011
Armistead B. Nash	Portfolio Manager	since April 2011
Alexander T. Norton	Portfolio Manager	since April 2011

Effective immediately, the following replaces the corresponding information in the Prospectuses for Transamerica Capital Growth under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Dennis P. Lynch	Morgan Stanley Investment Management Inc.	Lead Portfolio Manager of the fund since 2011; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1998; Managing Director; Head of Counterpoint Global
Sam G. Chainani, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2011; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1996; Managing Director; Investor on Counterpoint Global
Jason C. Yeung, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2011; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2002; Managing Director; Investor on Counterpoint Global
Armistead B. Nash	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2011; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2002; Managing Director; Investor on Counterpoint Global
Alexander T. Norton	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2011; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2000; Executive Director; Investor on Counterpoint Global

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Transamerica International Focus

Effective January 31, 2026, the following will replace the corresponding information in the Prospectus and Summary Prospectus for Transamerica International Focus under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Sands Capital Management, LLC
Portfolio Managers:
Danielle J. Menichella, CFA	Portfolio Manager	since October 2024
Michael F. Raab, CFA	Portfolio Manager	since October 2024

Effective January 31, 2026, the following will replace the corresponding information in the Prospectus for Transamerica International Focus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Senior Research Analyst and Portfolio Manager on the Global Leaders, Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2013

Michael F. Raab, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Executive Managing Director, Director of Research, Senior Research Analyst and Portfolio Manager on the Global Leaders strategy; Joined Sands Capital Management, LLC in 2007

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Transamerica Large Growth

Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Large Growth under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Morgan Stanley Investment Management Inc.
Portfolio Managers:
Dennis P. Lynch	Lead Portfolio Manager	since October 2019
Sam G. Chainani, CFA	Portfolio Manager	since October 2019
Jason C. Yeung, CFA	Portfolio Manager	since October 2019
Armistead B. Nash	Portfolio Manager	since October 2019
Alexander T. Norton	Portfolio Manager	since October 2019

Effective immediately, the following replaces the corresponding information in the Prospectuses for Transamerica Large Growth under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Dennis P. Lynch	Morgan Stanley Investment Management Inc.	Lead Portfolio Manager of the fund since 2019; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1998; Managing Director; Head of Counterpoint Global
Sam G. Chainani, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1996; Managing Director; Investor on Counterpoint Global
Jason C. Yeung, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2002; Managing Director; Investor on Counterpoint Global
Armistead B. Nash	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2002; Managing Director; Investor on Counterpoint Global
Alexander T. Norton	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2000; Executive Director; Investor on Counterpoint Global

* * *

Effective immediately, the following replaces the corresponding information in the Statements of Additional Information (as applicable) under the section in Appendix B entitled “Portfolio Managers – Morgan Stanley Investment Management Inc. (“Morgan Stanley”)”:

Transamerica Capital Growth

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Dennis P. Lynch	21	$10.68 billion	29	$10.92 billion	16	$3.70 billion

Sam G. Chainani, CFA	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Jason C. Yeung, CFA	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Armistead B. Nash	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Alexander T. Norton	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Dennis P. Lynch	0	$0	0	$0	16	$3.70 billion

Sam G. Chainani, CFA	0	$0	0	$0	14	$3.62 billion

Jason C. Yeung, CFA	0	$0	0	$0	14	$3.62 billion

Armistead B. Nash	0	$0	0	$0	14	$3.62 billion

Alexander T. Norton	0	$0	0	$0	14	$3.62 billion

* Other Accounts excludes the assets and numbers of accounts in wrap fee programs that are managed using model portfolios.

Transamerica Large Growth

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Dennis P. Lynch	21	$10.68 billion	29	$10.92 billion	16	$3.70 billion

Sam G. Chainani, CFA	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Jason C. Yeung, CFA	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Armistead B. Nash	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Alexander T. Norton	21	$10.68 billion	28	$10.81 billion	14	$3.62 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Dennis P. Lynch	0	$0	0	$0	16	$3.70 billion

Sam G. Chainani, CFA	0	$0	0	$0	14	$3.62 billion

Jason C. Yeung, CFA	0	$0	0	$0	14	$3.62 billion

Armistead B. Nash	0	$0	0	$0	14	$3.62 billion

Alexander T. Norton	0	$0	0	$0	14	$3.62 billion

* Other Accounts excludes the assets and numbers of accounts in wrap fee programs that are managed using model portfolios.

* * *

Effective January 31 2026, the following will replace the corresponding information in the Statement of Additional Information (as applicable) under the section in Appendix B entitled “Portfolio Managers – Sands Capital Management, LLC. (“Sands Capital”)”:

Transamerica International Focus

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Danielle J. Menichella, CFA	1	$96.5 million	6	$3.0 billion	8	$388.1 million

Michael F. Raab, CFA	0	$0	5	$3.3 billion	2	$2.0 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Danielle J. Menichella, CFA	0	$0	0	$0	0	$0

Michael F. Raab, CFA	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

January 28, 2026